Basic and Diluted Loss Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee Share Purchase Options [Member]
IncomeStatementLineItems [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	24,606,732	19,847,431
Non Employee Share Purchase Options [Member]
IncomeStatementLineItems [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	31,366,800	35,311,559
Deferred Share Units [Member]
IncomeStatementLineItems [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	458,129
Restricted Share Units [Member]
IncomeStatementLineItems [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	196,753	506,495